Leases - Components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease costs:
Operating lease cost	$ 24	$ 22	$ 96	$ 90
Variable lease cost	22	21	80	83
Total lease costs	$ 46	$ 43	$ 176	$ 173